[AETOS CAPITAL, LLC LETTERHEAD]

VIA EDGAR

June 4, 2013

Securities and Exchange Commission

101 F Street, NE

Washington, D.C. 20549

Re:	Aetos Capital Long/Short Strategies Fund, LLC

File Number: 333-174522 & 811-21058

Ladies and Gentlemen:

On behalf of Aetos Capital Long/Short Strategies Fund, LLC (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2, filed on May 23, 2013, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 23, 2013, accession number 0001193125-13-233632.

If you have any questions or comments regarding this filing, please call Clifford Cone at (212) 878-3180.

Very truly yours,

Aetos Capital Long/Short Strategies Fund, LLC

By:	/s/ Reid Conway
Reid Conway Assistant Secretary

cc: Vincent DiStefano